Segment information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segments | segment	2
Revenues	€ 288,836	€ 127,087	€ 129,519
Other income	29,009	28,830	22,093
Total revenues and other income	317,845	155,918	151,612
Operating gain / loss (-)	(44,807)	(89,802)	(11,491)
Financial (expenses)/income	15,598	(25,705)	65,737
Income / loss (-) before tax	(29,209)	(115,507)	54,246
Income taxes	(50)	(198)	(235)
Net income / loss (-)	(29,259)	(115,704)	54,012
Operating segments [member]
Disclosure of operating segments [line items]
Operating gain / loss (-)	(17,983)	(73,524)	(649)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	(8,508)	(5,104)	(4,379)
Total revenues and other income	(8,508)	(5,104)	(4,379)
Unallocated amounts [member]
Disclosure of operating segments [line items]
Operating gain / loss (-)	(26,824)	(16,278)	(10,841)
Warrant costs [member]
Disclosure of operating segments [line items]
Operating gain / loss (-)	(26,757)	(16,536)	(11,034)
Research and Development Segment [Member]
Disclosure of operating segments [line items]
Revenues	278,666	118,262	121,616
Other income	29,000	28,815	21,922
Total revenues and other income	307,666	147,077	143,538
Research and Development Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating gain / loss (-)	(19,734)	(73,610)	1,138
Fee For Services Segment [Member]
Disclosure of operating segments [line items]
Revenues	10,170	8,825	7,903
Other income	9	15	171
Total revenues and other income	18,687	13,945	12,453
Fee For Services Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating gain / loss (-)	1,751	86	(1,787)
Fee For Services Segment [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	€ (8,508)	€ (5,104)	€ (4,379)